NYSE

Received SEC
MAY 30 2017
Washington, DC 20549

17010371

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-04448

May 30, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.300% Senior Notes due 2025 of Baxter International Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Received SEC

MAY 23 2017

Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNIAS
001-34611

17010370

*Electronic Mail Only*

May 23, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 23, 2017 The Nasdaq Stock Market (the "Exchange") received from Celsius Holdings, Inc.. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

Received SEC

MAY 23 2017

Washington, DC 20549

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-38101

17010369

May 23, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, $0.01 par value per share of WIDEOPENWEST, INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Received SEC

MAY 23 2017

Washington, DC 20549

NYSE

CENTNYS
001-02360

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010368

May 23, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following notes of INTERNATIONAL BUSINESS MACHINES CORPORATION under the Exchange Act of 1934.

- €1,000,000,000 0.950% Notes Due 2025
- €1,000,000,000 1.500% Notes Due 2029

Sincerely,

Silvio Conte

Received SEC

MAY 23 2017

Washington, DC 20549

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

17010367

*Electronic Mail Only*

May 23, 2017

CERTINAS
001-38102

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 23, 2017 The Nasdaq Stock Market (the "Exchange") received from SMART Global Holding, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary shares, par value $0.03 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

CERT NYS
File# 1-00035

17010231

NYSE

Received SEC
MAY 19 2017
Washington, DC 20549

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 19, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following notes of GENERAL ELECTRIC COMPANY under the Exchange Act of 1934.

- 0.375% Notes due 2022
- 0.875% Notes due 2025
- 1.500% Notes due 2029
- 2.125% Notes due 2037

Sincerely,

Silvio Conte

17010230

CERT MAS
File# 1-32587

Nasdaq Stock Market

Received SEC
MAY 0 5 2017
Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

*By Electronic Mail*

May 5, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 4, 2017 The Nasdaq Stock Market (the "Exchange") received from Altimmune, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

CERT NYS
File # 1-06747

17010227

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAY 05 2017
Washington, DC 20549

May 5, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Shares, without par value of THE GORMAN-RUPP COMPANY, under the Exchange Act of 1934.

Sincerely,

[signature]

CERT NYS
File # 1-35371

17010225

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
APR 2 8 2017
Washington, DC 20549

April 28, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, $0.01 par value per share of BONANZA CREEK ENERGY, INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

CERTNYS

File # 1-16417

NYSE

17010226

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

APR 2 8 2017

Washington, DC 20549

April 28, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests of NUSTAR ENERGY L.P., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

17010492

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 31 2017

Washington, DC 20549

CERT NAS
File No. 001-37503

*By Electronic Mail*

May 31, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 31, 2017 The Nasdaq Stock Market (the "Exchange") received from B. Riley Financial, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

7.50% Senior Notes Due 2027

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

17010491

May 26, 2017

Received SEC

MAY 26 2017

Washington, DC 20549

CERT NYS

File No. 001-33519

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares Each Representing 1/1,000 of a 5.15% Cumulative Preferred Share of Beneficial Interest, Series F, par value $0.01 per share of PUBLIC STORAGE, under the Exchange Act of 1934.

Sincerely,

[signature]

17010490

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC

APR 26 2017

Washington, DC 20549

CERT NAS
File No. 001-33434

*Electronic Mail Only*

April 26, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 26, 2017 The Nasdaq Stock Market (the "Exchange") received from Credit Suisse AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Credit Suisse X-Links Crude Oil Shares Covered Call ETNs due April 24, 2037

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

17010489

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 24 2017

Washington, DC 20549

CERT NAS

File No. 001-38098

*Electronic Mail Only*

May 24, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 18, 2017 The Nasdaq Stock Market (the "Exchange") received from Appian Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Class A Common Stock, $0.0001 par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

Certnas

1-38093

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC
MAY 1 1 2017
Washington, DC 20549

17010195

*Electronic Mail Only*

May 11, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 11, 2017 The Nasdaq Stock Market (the "Exchange") received from Veritone, Inc.(the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

1-34374

Certnys

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010186

Received SEC

MAY 1 1 2017

Washington, DC 20549

May 11, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 7.00% Series B Cumulative Perpetual Redeemable Preferred Stock of ARLINGTON ASSET INVESTMENT CORP., under the Exchange Act of 1934.

Sincerely,

Certnys

1-35210

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 11, 2017

17010189

Received SEC
MAY 11 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, par value $0.001 per share of HC2 HOLDINGS, INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

NYSE

Certnys

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 11, 2017

17010190

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common shares, without par value of SILVERCORP METALS INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Certnys

NYSE

1-38077

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAY 11 2017
Washington, DC 20549

May 11, 2017

17010191

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of American depositary shares, each representing one Class A ordinary share of Bright Scholar Education Holdings Limited and Class A ordinary shares, par value US$0.00001 per share of Bright Scholar Education Holdings Limited (application for the Class A ordinary shares, par value US$0.00001 per share is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Certnas 1-38091

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC
MAY 11 2017
Washington, DC 20549

_Electronic Mail Only_

May 11, 2017

17010193

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 11, 2017 The Nasdaq Stock Market (the "Exchange") received from National Energy Services Reunited Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share and one Warrant

Ordinary Shares, no par value per share

Warrants to purchase Ordinary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

Certnas

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

17010192

By Electronic Mail

May 11, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 11, 2017 The Nasdaq Stock Market (the "Exchange") received from Atlas Financial Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

6.625% Senior Unsecured Notes due 2022

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

Certnys

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications
*Electronic Mail Only*

17010187

May 4, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 4, 2017 The Nasdaq Stock Market (the "Exchange") received from ENDRA Life Sciences Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.0001 per share

Warrants, each to purchase one share of Common Stock

Units, each consisting of one share of Common Stock and a Warrant to purchase one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

1-38086

Certnys

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010188

May 4, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

Received SEC
MAY - 4 2017
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common stock, par value $0.01 per share of Vistra Energy Corp., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Certnys

1-38072

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010185

May 4, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

Received SEC
MAY - 4 2017
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Shares, no par value of NEXGEN ENERGY LTD., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

17010488

# Nasdaq Stock Market

Lisa Roberts
Vice President
Listing Qualifications

Received SEC

MAY 17 2017

Washington, DC 20549

CERT NAS

File No. 001-38097

By Electronic Mail

May 17, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 16, 2017 The Nasdaq Stock Market (the "Exchange") received from argenx SE (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing one ordinary share, nominal value €0.10 per share

Ordinary Shares, nominal value €0.10 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts

**Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC. The American Depositary Shares represent the right to receive ordinary shares and are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6 (File No. 333-217747). Accordingly, the American Depositary Shares are exempt from the operation of Section 12(a) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12a-8 thereunder.*

NYSE

17010487

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 17, 2017

Received SEC

MAY 17 2017

Washington, DC 20549

CERT NYS
File No. 001-04171

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 0.800% Senior Notes due 2022 of Kellogg Company, under the Exchange Act of 1934.

Sincerely,

17010486

Nasdaq Stock Market

**Arnold Golub**
**Vice President**
Office of General Counsel

Received SEC

MAY 17 2017

Washington, DC 20549

CERT NAS
File No. 001-38096

*Electronic Mail Only*

May 17, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 16th, 2017 The Nasdaq Stock Market (the "Exchange") received from G1 Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

NYSE

17010485

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 17, 2017

Received SEC

MAY 17 2017

Washington, DC 20549

CERT NYS

File No. 001-10306

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Senior Notes due 2023, 3.498% Fixed/Floating Senior Notes due 2023 of The Royal Bank of Scotland Group plc, under the Exchange Act of 1934.

Sincerely,

[signature]

NYSE

17010484

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 17, 2017

Received SEC

MAY 17 2017

Washington, DC 20549

CERT NYS
File No. 001-05224

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Corporate Units of Stanley Black & Decker, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte

17010481

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC

MAY 10 2017

Washington, DC 20549

CERT NAS

File No. 001-38089

*Electronic Mail Only*

May 10, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 9, 2017 The Nasdaq Stock Market (the "Exchange") received from A.S.V., LLC the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

NYSE

17010480

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 10, 2017

Received SEC

MAY 10 2017

Washington, DC 20549

CERT NYS
File No. 001-09246

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 4.836% Fixed Rate Subordinated Notes due 2028 of Barclays PLC., under the Exchange Act of 1934.

Sincerely,

17010479

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications
*Electronic Mail Only*

Received SEC

MAY 04 2017

Washington, DC 20549

CERT NAS
File No. 001-37969

May 4, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 4, 2017 The Nasdaq Stock Market (the "Exchange") received from ENDRA Life Sciences Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.0001 per share

Warrants, each to purchase one share of Common Stock

Units, each consisting of one share of Common Stock and a Warrant to purchase one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

NYSE

17010482

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 10, 2017

Received SEC

MAY 10 2017

Washington, DC 20549

CERT NYS
File No. 001-38090

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A common stock, par value $0.01 per share of Solaris Oilfield Infrastructure, Inc., under the Exchange Act of 1934.

Sincerely,

NYSE

17010483

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 12, 2017

Received SEC
MAY 12 2017
Washington, DC 20549
CERT NYS
File No. 001-38095

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the Common Stock, par value $0.01 per share, of Gardner Denver Holdings, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Received SEC

MAY 16 2017

Washington, DC 20549

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-36433

May 16, 2017

17010366

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units of GasLog Partners LP under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Received SEC

MAY 16 2017

Washington, DC 20549

NYSE

CERTNYS 001-04802

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010365

May 16, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Becton, Dickinson and Company Depositary Shares, each Representing a 1/20th Interest in a Share of 6.125% Mandatory Convertible Preferred Stock, Series A, $1.00 par value of Becton, Dickinson and Company under the Exchange Act of 1934.

Sincerely,

Silvio Conte

NYSE

Received SEC

MAY 09 2017

Washington, DC 20549

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-35049

May 9, 2017

17010363

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A Common Stock, $0.001 par value per share of Earthstone Energy, Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Received SEC

MAY 09 2017

Washington, DC 20549

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-32570

17010362

May 9, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Shares of Entrée Resources Ltd. under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010361

Received SEC

MAY 04 2017

Washington, DC 20549

CertNYS
001-38086

May 4, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common stock, par value $0.01 per share of Vistra Energy Corp., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

NYSE

Received SEC

MAY 0 9 2017

Washington, DC 20549

17010360

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-37869

May 9, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, $0.01 par value of Cars.com Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte

Received SEC

MAY 09 2017

Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTINAS
001-38084

*By Electronic Mail*

17010359

May 9, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 3, 2017 The Nasdaq Stock Market (the "Exchange") received from Farmers & Merchants Bancorp, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-38087

*Electronic Mail Only*

May 9, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 5, 2017 The Nasdaq Stock Market (the "Exchange") received from GUARANTY BANCSHARES, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $1.00 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery